Acquisitions, Goodwill and Other Intangible Assets (Goodwill) (Details) € in Millions, $ in Millions						3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 02, 2015 EUR (€)	Nov. 02, 2015 USD ($)	Jun. 02, 2014 USD ($)	Mar. 21, 2014 USD ($)	Feb. 12, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Jun. 30, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Sep. 30, 2015	Jan. 30, 2015 USD ($)
Goodwill [Line Items]
Goodwill (Note 8)									$ 53,207	$ 53,137		$ 65,526
Payments to Acquire Businesses, Net of Cash Acquired								$ 12,027	2,091	8,026
Increase (Decrease) in Intangible Assets, Current								5,764
Intangible assets subject to amortization									13,052			16,634
Indefinite-lived intangible assets									130			109
Total									13,182			16,744
Dispositions, currency exchange and other								(1,968)	(1,264)
Implied Fair Value Of Goodwill Exceeding Carrying Value Of Goodwill		$ 13,700
Goodwill, Acquired During Period								14,287	1,334
Goodwill, period increase (decrease)								$ 12,319	$ 70
Fair value in excess of carrying amount									1000.00%
Lower Limit
Goodwill [Line Items]
Discount Rate								10.00%
Upper Limit
Goodwill [Line Items]
Discount Rate								15.50%
Acquisition API Healthcare
Goodwill [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired					$ 340
Increase (Decrease) in Intangible Assets, Current									$ 125
Goodwill, Acquired During Period									270
Acquisition Thermo Fisher
Goodwill [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired				$ 1,065
Increase (Decrease) in Intangible Assets, Current									320
Goodwill, Acquired During Period									$ 695
Acquisition Alstom
Goodwill [Line Items]
Goodwill (Note 8)												13,500
Payments to Acquire Businesses, Net of Cash Acquired	€ 9,200	10,135					€ (300)
Cash acquired from acquisition	€ 1,600	$ 1,765
Intangible assets subject to amortization												$ 4,065
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed | €						€ 260
Business Acquisition Date of Acquisition Agreement Approved								Sep. 08, 2015
Acquisition agreement including sale of some assets after close | €											€ 120
Purchase Price Amendment | €											€ 45
Trademark licensing period of acquirers name (in years)									25		5	5
Acquisition noncontrolling interest fair value												$ 3,600
Redeemable noncontrolling interest in joint venture								$ 2,900
Other Noncontrolling Interests Nonredeemable								700
Annual accretion expense											0.03%	0.03%
Acquisition Cameron's Reciprocating Compression Div
Goodwill [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired			$ 550
Increase (Decrease) in Intangible Assets, Current									$ 95
Goodwill, Acquired During Period									280
Energy Financial Services
Goodwill [Line Items]
Goodwill (Note 8)												$ 1,386
Percentage Ownership											2.00%	2.00%
Fair value in excess of carrying amount											12.00%	12.00%	13.00%
GE Capital
Goodwill [Line Items]
Goodwill (Note 8)									1,680			$ 2,370
Payments to Acquire Businesses, Net of Cash Acquired								1,677	0	$ 0
Total									$ 202			$ 435
Goodwill, period increase (decrease)								$ 690
GE Capital | Acquisition Milestone
Goodwill [Line Items]
Goodwill (Note 8)														$ 730
Intangible assets subject to amortization														345
Estimated Purchase Price to Aquire Business, Net of Cash Acquired														$ 1,750
Grid Technology | Acquisition Alstom
Goodwill [Line Items]
Annual accretion expense											0.03%	0.03%
Investment interest redemption period start date	Sep. 01, 2018	Sep. 01, 2018
Investment interest redemption period end date	Sep. 01, 2019	Sep. 01, 2019
Renewable Energy | Acquisition Alstom
Goodwill [Line Items]
Investment interest redemption period start date	May 01, 2016	May 01, 2016
Investment interest redemption period end date	May 01, 2019	May 01, 2019
Global Nuclear | Acquisition Alstom
Goodwill [Line Items]
Annual accretion expense											0.02%	0.02%